Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Effective Tax Rates

Actual income tax expense for the three and nine months ended September 30, 2017 and 2016 varies from the amount that would result by applying the applicable statutory federal income tax rate of 34% to income before income taxes as summarized in the following table:

(unaudited)	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Income tax benefit at statutory income tax rate	$(1,168)	$(902)	$(508)	$(743)
State income tax (net of federal tax benefit)	(5)	54	104	131
Other	2	1	7	7
Income tax benefit	$(1,171)	$(847)	$(397)	$(605)

Actual income tax expense (benefit) differs from the income tax expense computed by applying the applicable effective federal and state tax rates to income before income tax expense (benefit) as follows:

	Year ended December 31,
	2016		2015
	$	%	$	%

Provision for taxes at U.S. statutory marginal income tax rate of 34%	$40	34.0%	$(794)	34.0%
Nondeductible expenses	15	12.4%	20	(0.8)%
State tax (net of federal benefit)	53	44.4%	105	(4.5)%
Other	—	—%	6	(0.3)%
Income tax expense (benefit)	$108	90.8%	$(663)	28.4%

Summary of Income Tax Expense (benefit)

A summary of income tax expense (benefit) is as follows:

	Year Ended December 31,
	2016	2015
Current income tax expense (benefit)	$20	$(452)
Deferred income tax expense (benefit)	88	(211)
Total income tax expense (benefit)	$108	$(663)

Schedule of Deferred Income Taxes

The Company carries a net deferred income tax asset of $855 and $420 as of September 30, 2017 and December 31, 2016, respectively, all of which the Company believes is more likely than not to be fully realized based upon management’s assessment of future taxable income. Significant components of the Company’s net deferred tax assets are as follows:

(unaudited)	September 30, 2017	December 31, 2016
Deferred income tax assets:
Loss and loss adjustment expense reserves	$49	$35
Unearned premium reserves	2,055	1,503
Net operating loss carryforwards	736	235
Share-based compensation	335	316
Other	308	270
Deferred income tax assets	$3,483	$2,359

Deferred income tax liabilities:
Deferred policy acquisition costs	$2,105	$1,492
State deferred taxes	444	397
Other	79	50
Deferred income tax liabilities	$2,628	$1,939

Net deferred income tax assets	$855	$420

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes as compared to the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets are as follows:

	As of December 31,
	2016	2015
Deferred income tax assets:
Loss and loss adjustment expense reserves	$35	$22
Unearned premium reserves	1,503	1,462
Net operating loss carryforwards	235	284
Share-based compensation	316	264
Other	270	278
Deferred income tax assets	$2,359	$2,310

Deferred income tax liabilities:
Deferred policy acquisition costs	$1,492	$1,370
State deferred taxes	397	378
Other	50	56
Deferred income tax liabilities	$1,939	$1,804

Net deferred income tax assets	$420	$506

Summary of Net Operating Loss Carryforwards	The amount and expiration date of the NOL carryforwards are as follows:
Year of Occurrence	Year of Expiration	Amount
2013	2032	$684
2014	2033	7
Total		$691